Financial Liabilities - Export Development Canada Credit Facilities - Additional Information (Detail) In Millions, unless otherwise specified	Jun. 10, 2009 Tranche X [Member] USD ($)	Jun. 10, 2009 Tranche X [Member] CAD	Apr. 29, 2009 Tranche X [Member] USD ($)	Apr. 29, 2009 Tranche X [Member] CAD	Jun. 10, 2009 Tranche X-2 [Member] CAD	Jun. 10, 2009 Tranche X-2 [Member] Minimum [Member] USD ($)
Debt Instrument [Line Items]
Secured term loan facility Tranche X			$ 1,238	1,209
Increase in secured term loan facility Tranche X						909
Increase in secured term loan facility Tranche X, maximum					1,116
Debt instrument face amount	$ 81	80